Pioneer Global High Yield Fund

Schedule of Investments | January 31, 2020

Ticker Symbols: Class A PGHYX Class C PGYCX Class Y GHYYX

Schedule of Investments | 1/31/20 (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 99.9%
		COMMON STOCKS - 0.3% of Net Assets
		Construction & Engineering - 0.0%†
	6,013,974(a)	Abengoa SA, Class B	$64,676
		Total Construction & Engineering	$64,676
		Household Durables - 0.0%†
	1,443,476(a)	Desarrolladora Homex SAB de CV	$6,273
		Total Household Durables	$6,273
		Oil, Gas & Consumable Fuels - 0.3%
	25	Amplify Energy Corp.	$135
	5,735,146^(a)	Ascent CNR Corp.	860,272
		Total Oil, Gas & Consumable Fuels	$860,407
		Paper & Forest Products - 0.0%†
	459,481(a)	Emerald Plantation Holdings, Ltd.	$13,784
		Total Paper & Forest Products	$13,784
		TOTAL COMMON STOCKS
		(Cost $4,810,205)	$945,140
		CONVERTIBLE PREFERRED STOCK - 0.3% of Net Assets
		Banks - 0.3%
	650(b)	Wells Fargo & Co., 7.5%	$1,004,614
		Total Banks	$1,004,614
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $830,680)	$1,004,614
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITY - 0.2% of Net Assets
	450,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)	$472,325
		TOTAL ASSET BACKED SECURITY
		(Cost $450,000)	$472,325
		COLLATERALIZED MORTGAGE OBLIGATION - 0.3% of Net Assets
	827,914(c)	Banc of America Commercial Mortgage Trust, Series 2007-4, Class H, 6.058%, 2/10/51 (144A)	$813,209
		TOTAL COLLATERALIZED MORTGAGE OBLIGATION
		(Cost $814,700)	$813,209
		CONVERTIBLE CORPORATE BONDS - 1.0% of Net Assets
		Airlines - 0.1%
	210,000	GOL Equity Finance SA, 3.75%, 7/15/24 (144A)	$228,171
		Total Airlines	$228,171
		Banks - 0.0%†
IDR	11,178,198,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/22/22	$81,862
		Total Banks	$81,862
		Biotechnology - 0.3%
	945,000	Insmed, Inc., 1.75%, 1/15/25	$889,577
		Total Biotechnology	$889,577
		Computers - 0.1%
	473,000	Pure Storage, Inc., 0.125%, 4/15/23	$474,918
		Total Computers	$474,918
		Media - 0.2%
	723,000	DISH Network Corp., 2.375%, 3/15/24	$663,813
		Total Media	$663,813
		Transportation - 0.3%
	875,000	Golar LNG, Ltd., 2.75%, 2/15/22	$753,594
		Total Transportation	$753,594
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $3,997,616)	$3,091,935
		CORPORATE BONDS - 79.1% of Net Assets
		Advertising - 0.9%
	310,000	Lamar Media Corp., 3.75%, 2/15/28 (144A)	$312,071
	195,000	Lamar Media Corp., 4.0%, 2/15/30 (144A)	196,462
	2,340,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	2,117,700
		Total Advertising	$2,626,233
		Aerospace & Defense - 0.8%
	2,137,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	$2,024,701
	327,000	F-Brasile S.p.A./F-Brasile US LLC, 7.375%, 8/15/26 (144A)	347,437
		Total Aerospace & Defense	$2,372,138
		Agriculture - 0.5%
	1,295,000	Kernel Holding SA, 6.5%, 10/17/24 (144A)	$1,366,108
		Total Agriculture	$1,366,108
		Airlines - 1.3%
	765,000	Aerovias de Mexico SA de CV, 7.0%, 2/25/25 (144A)	$765,000
	347,976	Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)	350,064
	1,385,000	Latam Finance, Ltd., 7.0%, 3/1/26 (144A)	1,509,650
EUR	1,000,000	Transportes Aereos Portugueses SA, 5.625%, 12/2/24 (144A)	1,094,832
		Total Airlines	$3,719,546
		Auto Manufacturers - 0.5%
	1,495,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	$1,607,125
		Total Auto Manufacturers	$1,607,125
	Principal Amount USD ($)		Value
		Auto Parts & Equipment - 1.9%
	1,400,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$1,424,500
	1,044,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)	1,057,050
EUR	770,000	Garrett LX I S.a.r.l./Garrett Borrowing LLC, 5.125%, 10/15/26 (144A)	840,893
EUR	675,000	Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 4.375%, 5/15/26 (144A)	770,824
	1,537,000	Titan International, Inc., 6.5%, 11/30/23	1,341,032
		Total Auto Parts & Equipment	$5,434,299
		Banks - 4.7%
	1,150,000	Akbank TAS, 5.125%, 3/31/25	$1,172,848
	1,750,000(b)(c)	Alfa Bank AO Via Alfa Bond Issuance Plc, 8.0% (5 Year USD Swap Rate + 666 bps)	1,819,703
ARS	8,000,000(d)	Banco de la Ciudad de Buenos Aires, 42.232% (BADLARPP + 399 bps), 12/5/22	103,747
	1,026,000(b)(c)	Banco Mercantil del Norte SA, 6.75% (5 Year CMT Index + 497 bps) (144A)	1,117,724
	1,400,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	1,533,000
	625,000(b)(c)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	636,719
	200,000(b)(c)	Credit Suisse Group AG, 5.1% (5 Year CMT Index + 329 bps) (144A)	202,000
	2,230,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	2,218,850
	1,565,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	1,551,306
	750,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	840,937
	875,000(b)(c)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	891,800
	1,122,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	1,110,780
	750,000(b)(c)	Sovcombank Via SovCom Capital DAC, 7.75%, (144A)	750,000
	9,000(c)	Turkiye Vakiflar Bankasi TAO, 8.0% (5 Year USD Swap Rate + 585 bps), 11/1/27 (144A)	9,183
		Total Banks	$13,958,597
		Building Materials - 1.4%
EUR	541,000	Cemex SAB de CV, 3.125%, 3/19/26 (144A)	$626,366
	1,485,000	Cemex SAB de CV, 5.45%, 11/19/29 (144A)	1,583,752
	1,201,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	1,306,088
	1,022,000	Standard Industries, Inc., 4.75%, 1/15/28 (144A)	1,048,189
		Total Building Materials	$4,564,395
		Chemicals - 2.0%
EUR	600,000	Ashland Services BV, 2.0%, 1/30/28 (144A)	$664,555
EUR	1,920,000	INEOS Finance Plc, 2.875%, 5/1/26 (144A)	2,163,295
	216,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	219,780
	957,000	Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26 (144A)	928,290
	1,218,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	1,205,820
	875,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.375%, 9/1/25 (144A)	820,138
		Total Chemicals	$6,001,878
		Coal - 0.5%
	1,420,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$1,363,200
		Total Coal	$1,363,200
		Commercial Services - 4.3%
	440,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$467,775
	776,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	803,160
	2,308,000	GW B-CR Security Corp., 9.5%, 11/1/27 (144A)	2,463,790
EUR	325,000	Kapla Holding SAS, 3.375%, 12/15/26 (144A)	363,981
EUR	705,000	Loxam SAS, 6.0%, 4/15/25 (144A)	805,794
	560,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	583,800
	915,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	965,325
	1,480,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	1,461,870
	1,237,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (144A)	1,295,758
	1,225,000	Sotheby's, 7.375%, 10/15/27 (144A)	1,247,846
EUR	1,340,000	Techem Verwaltungsgesellschaft 675 mbH, 2.0%, 7/15/25 (144A)	1,481,944
	979,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	1,064,662
		Total Commercial Services	$13,005,705
		Construction & Engineering - 1.2%
	995,000	IHS Netherlands Holdco BV, 7.125%, 3/18/25 (144A)	$1,054,919
	800,000	IHS Netherlands Holdco BV, 8.0%, 9/18/27 (144A)	864,000
EUR	1,200,000	Novafives SAS, 5.0%, 6/15/25 (144A)	1,147,504
EUR	490,000	Swissport Financing S.a.r.l., 5.25%, 8/14/24 (144A)	566,895
		Total Construction & Engineering	$3,633,318
		Distribution & Wholesale - 0.8%
	2,443,000	Wolverine Escrow LLC, 8.5%, 11/15/24 (144A)	$2,512,210
		Total Distribution & Wholesale	$2,512,210
		Diversified Financial Services - 4.9%
	1,765,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	$1,683,369
	1,115,000	Banco BTG Pactual SA, 4.5%, 1/10/25 (144A)	1,148,450
	1,144,000	Banco BTG Pactual SA, 5.5%, 1/31/23 (144A)	1,204,255
	2,615,000	Financiera Independencia SAB de CV SOFOM ENR, 8.0%, 7/19/24 (144A)	2,634,613
	1,280,000(e)	Global Aircraft Leasing Co., Ltd., 6.5% (7.25% PIK 6.5% cash), 9/15/24 (144A)	1,309,504
	855,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	870,108
	3,070,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 6/1/22	3,070,000
	465,000	Springleaf Finance Corp., 5.375%, 11/15/29	483,554
	1,966,000	Unifin Financiera SAB de CV, 8.375%, 1/27/28 (144A)	2,083,960
		Total Diversified Financial Services	$14,487,813
		Electric - 1.8%
	1,150,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	$1,341,187
	335,000	Clearway Energy Operating LLC, 4.75%, 3/15/28 (144A)	344,665
	Principal Amount USD ($)		Value
		Electric - (continued)
	587,000	Clearway Energy Operating LLC, 5.75%, 10/15/25	$616,937
	880,000	Light Servicos de Eletricidade SA/Light Energia SA, 7.25%, 5/3/23 (144A)	946,009
	1,120,000	Pampa Energia SA, 7.5%, 1/24/27 (144A)	973,034
	1,000,709	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)	503,914
	370,000	Talen Energy Supply LLC, 6.625%, 1/15/28 (144A)	370,000
	200,000	Talen Energy Supply LLC, 7.25%, 5/15/27 (144A)	205,000
		Total Electric	$5,300,746
		Electrical Components & Equipment - 0.8%
EUR	815,000	Belden, Inc., 3.375%, 7/15/27 (144A)	$941,460
EUR	1,052,000	Belden, Inc., 3.875%, 3/15/28 (144A)	1,237,015
		Total Electrical Components & Equipment	$2,178,475
		Energy-Alternate Sources - 0.6%
	1,085,000	TerraForm Power Operating LLC, 4.75%, 1/15/30 (144A)	$1,143,330
	650,000	YPF Energia Electrica SA, 10.0%, 7/25/26 (144A)	601,250
		Total Energy-Alternate Sources	$1,744,580
		Entertainment - 5.0%
GBP	1,750,000	AMC Entertainment Holdings, Inc., 6.375%, 11/15/24	$2,189,529
EUR	1,175,000	Cirsa Finance International S.a.r.l., 6.25%, 12/20/23 (144A)	1,365,123
EUR	1,220,000	Codere Finance 2 Luxembourg SA, 6.75%, 11/1/21 (144A)	1,294,384
	1,330,000	Codere Finance 2 Luxembourg SA, 7.625%, 11/1/21 (144A)	1,256,850
	1,373,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	1,574,378
EUR	2,100,000	International Game Technology Plc, 2.375%, 4/15/28 (144A)	2,281,760
EUR	1,124,000	Scientific Games International, Inc., 3.375%, 2/15/26 (144A)	1,268,261
EUR	1,312,000	Scientific Games International, Inc., 5.5%, 2/15/26 (144A)	1,497,816
	955,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	1,007,802
	955,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	1,024,238
	344,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	373,240
		Total Entertainment	$15,133,381
		Environmental Control - 1.2%
	957,000	Covanta Holding Corp., 6.0%, 1/1/27	$992,127
	220,000	GFL Environmental, Inc., 5.125%, 12/15/26 (144A)	226,567
	205,000	GFL Environmental, Inc., 7.0%, 6/1/26 (144A)	213,651
	945,000	GFL Environmental, Inc., 8.5%, 5/1/27 (144A)	1,030,050
	1,081,000	Tervita Corp., 7.625%, 12/1/21 (144A)	1,099,918
		Total Environmental Control	$3,562,313
		Food - 3.8%
	485,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30 (144A)	$497,843
	754,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/15/25	780,405
	863,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28 (144A)	921,252
	266,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 7.5%, 3/15/26 (144A)	294,595
	1,275,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	1,182,562
	1,600,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	1,772,000
	505,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/29 (144A)	565,600
	2,241,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)	2,361,566
	1,250,000	Nova Austral SA, 8.25%, 5/26/21 (144A)	718,750
	713,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	756,279
EUR	655,000	Quatrim SASU, 5.875%, 1/15/24 (144A)	757,970
	555,000	Simmons Foods, Inc., 5.75%, 11/1/24 (144A)	560,550
		Total Food	$11,169,372
		Forest Products & Paper - 0.5%
	735,000	Mercer International, Inc., 7.375%, 1/15/25	$777,571
	609,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	654,675
		Total Forest Products & Paper	$1,432,246
		Healthcare-Services - 1.9%
	1,940,000	BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/27 (144A)	$1,999,277
	755,000	Centene Corp., 5.25%, 4/1/25 (144A)	782,369
	390,000	CHS/Community Health Systems, Inc., 6.625%, 2/15/25 (144A)	393,970
	945,000	Select Medical Corp., 6.25%, 8/15/26 (144A)	1,019,494
	1,384,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)	1,539,700
		Total Healthcare-Services	$5,734,810
		Holding Companies-Diversified - 0.5%
	1,680,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$1,591,800
		Total Holding Companies-Diversified	$1,591,800
		Home Builders - 2.7%
	750,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	$778,125
	1,394,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	1,463,700
	155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29 (144A)	169,337
	1,516,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 9/15/27 (144A)	1,622,120
	637,000	KB Home, 6.875%, 6/15/27	749,271
	950,000	M/I Homes, Inc., 4.95%, 2/1/28 (144A)	978,500
	2,162,000	Taylor Morrison Communities, Inc., 5.875%, 6/15/27 (144A)	2,405,225
		Total Home Builders	$8,166,278
	Principal Amount USD ($)		Value
		Home Furnishings - 0.6%
EUR	1,485,000	International Design Group S.p.A., 6.5%, 11/15/25 (144A)	$1,728,740
		Total Home Furnishings	$1,728,740
		Insurance - 0.4%
GBP	585,000	Galaxy Bidco, Ltd., 6.5%, 7/31/26 (144A)	$816,688
EUR	390,000(c)	Liberty Mutual Group, Inc., 3.625% (5 Year EUR Swap Rate + 370 bps), 5/23/59 (144A)	450,701
		Total Insurance	$1,267,389
		Internet - 0.7%
EUR	540,000	Netflix, Inc., 3.625%, 6/15/30 (144A)	$621,071
EUR	1,250,000	Netflix, Inc., 3.875%, 11/15/29 (144A)	1,460,831
		Total Internet	$2,081,902
		Iron & Steel - 1.3%
	20,000	Commercial Metals Co., 5.375%, 7/15/27	$20,850
	758,000	Commercial Metals Co., 5.75%, 4/15/26	797,795
	473,000	Metinvest BV, 7.75%, 4/23/23 (144A)	504,478
	2,165,000	Metinvest BV, 7.75%, 10/17/29 (144A)	2,278,966
		Total Iron & Steel	$3,602,089
		Leisure Time - 0.7%
	2,027,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	$2,077,776
		Total Leisure Time	$2,077,776
		Lodging - 1.0%
	1,515,000	Grupo Posadas SAB de CV, 7.875%, 6/30/22 (144A)	$1,461,975
	1,460,000	Station Casinos LLC, 4.5%, 2/15/28 (144A)	1,457,752
		Total Lodging	$2,919,727
		Machinery-Diversified - 1.1%
	650,000	Cloud Crane LLC, 10.125%, 8/1/24 (144A)	$692,653
EUR	2,542,000	Platin 1426 GmbH, 5.375%, 6/15/23 (144A)	2,800,757
		Total Machinery-Diversified	$3,493,410
		Media - 1.4%
	600,000	Altice Finco SA, 8.125%, 1/15/24 (144A)	$616,875
	1,400,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)	1,463,070
	2,233,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	2,087,855
		Total Media	$4,167,800
		Mining - 1.0%
	236,000	Coeur Mining, Inc., 5.875%, 6/1/24	$235,341
	705,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	680,325
	390,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	387,319
	200,000	First Quantum Minerals, Ltd., 7.5%, 4/1/25 (144A)	197,000
	715,000	Novelis Corp., 4.75%, 1/30/30 (144A)	718,146
	900,000	Novelis Corp., 5.875%, 9/30/26 (144A)	954,000
		Total Mining	$3,172,131
		Miscellaneous Manufacturers - 0.4%
	1,135,000	Amsted Industries, Inc., 4.625%, 5/15/30 (144A)	$1,149,187
		Total Miscellaneous Manufacturers	$1,149,187
		Oil & Gas - 6.7%
	1,910,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	$1,859,862
	684,000	Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)	646,380
	1,055,000	Gulfport Energy Corp., 6.0%, 10/15/24	581,516
	901,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	824,415
	645,000	Medco Oak Tree Pte, Ltd., 7.375%, 5/14/26 (144A)	666,759
	588,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	592,410
	1,100,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	1,089,341
	360,000	Nabors Industries, Ltd., 7.25%, 1/15/26 (144A)	359,586
	1,260,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	1,241,100
	734,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	704,640
	465,000	Parkland Fuel Corp., 5.875%, 7/15/27 (144A)	492,760
	1,405,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28 (144A)	1,436,753
	1,873,000	SEPLAT Petroleum Development Co. Plc, 9.25%, 4/1/23 (144A)	1,952,527
	1,820,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	1,692,600
	150,000	SM Energy Co., 6.125%, 11/15/22	148,500
	945,000	SM Energy Co., 6.75%, 9/15/26	858,112
	335,000	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	335,838
	1,590,000	Transocean, Inc., 7.25%, 11/1/25 (144A)	1,498,575
	1,015,000	Transocean, Inc., 8.0%, 2/1/27 (144A)	944,762
	185,000	WPX Energy, Inc., 5.25%, 10/15/27	193,325
	1,800,000	YPF SA, 6.95%, 7/21/27 (144A)	1,534,500
ARS	22,125,000	YPF SA, 16.5%, 5/9/22 (144A)	194,586
		Total Oil & Gas	$19,848,847
		Oil & Gas Services - 1.3%
	555,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)	$570,956
	875,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	933,367
	788,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	780,451
	778,000	FTS International, Inc., 6.25%, 5/1/22	431,790
	770,000	SESI LLC, 7.75%, 9/15/24	479,410
	573,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	597,295
		Total Oil & Gas Services	$3,793,269
	Principal Amount USD ($)		Value
		Pharmaceuticals - 2.7%
	555,000	Bausch Health Cos., Inc., 5.0%, 1/30/28 (144A)	$561,937
	390,000	Bausch Health Cos., Inc., 5.25%, 1/30/30 (144A)	397,312
EUR	1,335,000	Cheplapharm Arzneimittel GmbH, 3.5%, 2/11/27 (144A)	1,507,867
	1,033,000	Horizon Therapeutics USA, Inc., 5.5%, 8/1/27 (144A)	1,101,488
	918,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	934,065
EUR	1,315,000	Rossini S.a.r.l., 6.75%, 10/30/25 (144A)	1,602,860
EUR	1,820,000	Teva Pharmaceutical Finance Netherlands II BV, 1.625%, 10/15/28	1,628,574
EUR	255,000	Teva Pharmaceutical Finance Netherlands II BV, 6.0%, 1/31/25 (144A)	302,501
	190,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	176,668
		Total Pharmaceuticals	$8,213,272
		Pipelines - 4.0%
	1,600,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$1,596,000
	610,000	Cheniere Energy Partners LP, 4.5%, 10/1/29 (144A)	620,675
	1,033,000	DCP Midstream Operating LP, 5.6%, 4/1/44	1,004,593
	1,500,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	1,507,500
	1,415,000(b)(c)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	1,446,837
	1,110,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/26	1,059,917
	1,240,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.5%, 10/1/25	1,209,000
	1,220,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	1,230,102
	1,058,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23	1,084,450
	327,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27 (144A)	352,849
	935,000	Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)	965,135
		Total Pipelines	$12,077,058
		REITs - 1.0%
	735,000	iStar, Inc., 4.25%, 8/1/25	$738,675
	1,325,000	iStar, Inc., 4.75%, 10/1/24	1,378,000
GBP	745,000	MPT Operating Partnership LP/MPT Finance Corp., 3.692%, 6/5/28	1,045,641
		Total REITs	$3,162,316
		Retail - 1.7%
	970,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$892,400
	995,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	1,045,516
	525,000	JC Penney Corp., Inc., 5.875%, 7/1/23 (144A)	458,063
	2,225,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)	1,988,594
	230,000	QVC, Inc., 4.75%, 2/15/27	232,123
		Total Retail	$4,616,696
		Sovereign - 0.1%
	325,000(f)	Ecuador Social Bond S.a.r.l., 1/30/35 (144A)	$211,250
		Total Sovereign	$211,250
		Telecommunications - 6.6%
	775,000	CenturyLink, Inc., 4.0%, 2/15/27 (144A)	$781,355
	400,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	383,000
	2,820,000	Digicel, Ltd., 6.0%, 4/15/21 (144A)	2,234,850
	3,875,000	Frontier Communications Corp., 8.75%, 4/15/22	1,792,188
	775,000	Frontier Communications Corp., 11.0%, 9/15/25	355,047
	1,215,000	Intelsat Jackson Holdings SA, 5.5%, 8/1/23	975,037
	2,110,000	Kenbourne Invest SA, 6.875%, 11/26/24 (144A)	2,191,762
	1,060,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	1,089,171
	1,233,000	Millicom International Cellular SA, 6.25%, 3/25/29 (144A)	1,363,698
	1,540,000	MTN Mauritius Investments, Ltd., 5.373%, 2/13/22 (144A)	1,601,095
	1,803,000	Sprint Corp., 7.25%, 9/15/21	1,890,896
	1,655,000	Sprint Corp., 7.625%, 3/1/26	1,727,241
	1,825,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	1,779,375
	1,065,000	Ypso Finance Bis SA, 6.0%, 2/15/28 (144A)	1,065,000
		Total Telecommunications	$19,229,715
		Transportation - 1.9%
	690,000	Cargo Aircraft Management, Inc., 4.75%, 2/1/28 (144A)	$700,378
	1,000,000(d)	Golar LNG Partners LP, 8.16% (3 Month USD LIBOR + 625 bps), 5/18/21 (144A)	985,036
	2,445,000	Hidrovias International Finance S.a.r.l., 5.95%, 1/24/25 (144A)	2,536,687
	1,725,000	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)	1,690,500
		Total Transportation	$5,912,601
		TOTAL CORPORATE BONDS
		(Cost $237,901,658)	$235,391,741
		FOREIGN GOVERNMENT BONDS - 8.5% of Net Assets
		Angola - 0.4%
	1,132,000	Angolan Government International Bond, 8.25%, 5/9/28 (144A)	$1,219,153
		Total Angola	$1,219,153
		Argentina - 1.4%
	1,850,000	Argentine Republic Government International Bond, 7.5%, 4/22/26	$842,675
	2,000,000	Ciudad Autonoma De Buenos Aires, 7.5%, 6/1/27 (144A)	1,785,000
	376,300	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	340,551
	1,840,000	Provincia de Entre Rios Argentina, 8.75%, 2/8/25 (144A)	1,104,000
		Total Argentina	$4,072,226
		Bahrain - 0.6%
	785,000	Bahrain Government International Bond, 5.625%, 9/30/31 (144A)	$836,028
	780,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	919,456
		Total Bahrain	$1,755,484
	Principal Amount USD ($)		Value
		Dominican Republic - 0.4%
DOP	57,750,000	Dominican Republic International Bond, 8.9%, 2/15/23 (144A)	$1,082,641
		Total Dominican Republic	$1,082,641
		Egypt - 1.4%
	1,658,000	Egypt Government International Bond, 7.6%, 3/1/29 (144A)	$1,855,799
EGP	28,275,000(f)	Egypt Treasury Bills, 2/4/20	1,787,082
EGP	7,675,000(f)	Egypt Treasury Bills, 3/3/20	480,820
		Total Egypt	$4,123,701
		Gabon - 0.1%
	335,000	Gabon Government International Bond, 6.625%, 2/6/31 (144A)	$337,079
		Total Gabon	$337,079
		Ghana - 0.3%
	1,000,000	Ghana Government International Bond, 8.627%, 6/16/49	$1,001,282
		Total Ghana	$1,001,282
		Ivory Coast - 0.2%
EUR	495,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	$580,901
		Total Ivory Coast	$580,901
		Oman - 0.3%
	1,010,000	Oman Government International Bond, 5.375%, 3/8/27 (144A)	$1,042,825
		Total Oman	$1,042,825
		Sri Lanka - 0.6%
	1,760,000	Sri Lanka Government International Bond, 7.55%, 3/28/30 (144A)	$1,743,829
		Total Sri Lanka	$1,743,829
		Tunisia - 0.5%
EUR	1,297,000	Banque Centrale de Tunisie International Bond, 6.375%, 7/15/26 (144A)	$1,415,235
		Total Tunisia	$1,415,235
		Turkey - 1.6%
	2,550,000	Turkey Government International Bond, 3.25%, 3/23/23	$2,523,740
EUR	1,005,000	Turkey Government International Bond, 4.625%, 3/31/25	1,220,097
	1,085,000	Turkey Government International Bond, 5.6%, 11/14/24	1,142,288
		Total Turkey	$4,886,125
		Ukraine - 0.7%
EUR	855,000	Ukraine Government International Bond, 4.375%, 1/27/30 (144A)	$940,241
	875,000	Ukraine Government International Bond, 8.994%, 2/1/24 (144A)	1,002,969
		Total Ukraine	$1,943,210
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $26,045,125)	$25,203,691
		INSURANCE-LINKED SECURITIES - 3.7% of Net Assets(g)
		Event Linked Bonds - 1.2%
		Earthquakes - California - 0.3%
	250,000(d)	Ursa Re, 6.916% (3 Month U.S. Treasury Bill + 537 bps), 12/10/20 (144A)	$247,150
	600,000(d)	Ursa Re, 7.546% (3 Month U.S. Treasury Bill + 600 bps), 5/27/20 (144A)	594,480
			$841,630
		Earthquakes - Mexico - 0.1%
	250,000(d)	International Bank for Reconstruction & Development, 9.96% (3 Month USD LIBOR + 825 bps), 2/14/20 (144A)	$250,050
		Earthquakes - Peru - 0.1%
	175,000(d)	International Bank for Reconstruction & Development, 7.71% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A)	$173,513
		Multiperil - U.S. - 0.6%
	500,000(d)	Caelus Re V, 2.041% (1 Month U.S. Treasury Bill + 50 bps), 6/5/20 (144A)	$100
	250,000(d)	Caelus Re V, 9.361% (3 Month U.S. Treasury Bill + 782 bps), 6/7/21 (144A)	223,775
	500,000(d)	Kilimanjaro II Re, 12.219% (6 Month USD LIBOR + 1,061 bps), 4/20/21 (144A)	496,500
	400,000(d)	Northshore Re II 2017 A, 9.076% (3 Month U.S. Treasury Bill + 753 bps), 7/6/20 (144A)	402,200
	500,000(d)	Residential Reinsurance 2016, 6.976% (3 Month U.S. Treasury Bill + 543 bps), 12/6/20 (144A)	491,350
	250,000(d)	Tailwind Re, 12.606% (3 Month U.S. Treasury Bill + 1,106 bps), 1/8/22 (144A)	253,125
			$1,867,050
		Multiperil - Worldwide - 0.1%
	300,000(d)	Galilei Re 2017, 7.254% (6 Month USD LIBOR + 568 bps), 1/8/21 (144A)	$299,400
		Pandemic - Worldwide - 0.0%†
	250,000(d)	International Bank for Reconstruction & Development, 12.973% (6 Month USD LIBOR + 1,150 bps), 7/15/20 (144A)	$156,250
		Total Event Linked Bonds	$3,587,893
	Face Amount USD ($)		Value
		Collateralized Reinsurance - 0.7%
		Multiperil - U.S. - 0.0%†
	300,000+(a)(h)	Kingsbarns Re 2017, 5/19/20	$300
		Multiperil - Worldwide - 0.6%
	600,000+(a)(h)	Cypress Re 2017, 1/10/21	$10,920
	462,359+(a)(h)	Dartmouth Re 2018, 1/15/21	152,116
	115,581+(a)(h)	Dartmouth Re 2019, 1/31/21	115,581
	Face Amount USD ($)		Value
		Multiperil - Worldwide - (continued)
	250,000+(a)(h)	Dingle Re 2019, 2/1/21	$255,131
	389,876+(a)(h)	Gloucester Re 2018, 2/28/20	169,596
	150,000+(a)(h)	Gloucester Re 2019, 2/28/20	153,300
	368,836+(a)(h)	Kilarney Re 2018, 4/15/20	186,189
	12,000+(h)	Limestone Re, 8/31/21	9,673
	12,000+(h)	Limestone Re 2016-1, 8/31/21	9,673
	250,000+(a)(h)	Merion Re 2018, 12/31/21	15,875
	259,644+(h)	Merion Re 2019-1, 12/31/22	265,356
	277,770+(a)(h)	Oyster Bay Re 2018, 1/15/21	252,104
	400,000+(a)(h)	Resilience Re, 4/6/20	40
	283,700+(a)(h)	Seminole Re 2018, 1/15/21	55,180
	71,428+(a)(h)	Seminole Re 2019, 1/31/21	72,892
	276,582+(a)(h)	Walton Health Re 2018, 6/15/20	138,291
			$1,861,917
		Windstorm - Florida - 0.1%
	86,906+(a)(h)	Formby Re 2018, 3/31/20	$713
	250,000+(a)(h)	Formby Re 2018, 2/28/21	79,216
	300,000+(a)(h)	Portrush Re 2017, 6/15/20	191,430
			$271,359
		Windstorm - U.S. Regional - 0.0%†
	250,000+(a)(h)	Oakmont Re 2017, 4/15/20	$7,350
		Total Collateralized Reinsurance	$2,140,926
		Industry Loss Warranties - 0.2%
		Multiperil - U.S. - 0.2%
	500,000+(a)(h)	Cypress Re 2019, 2/28/20	$509,939
		Total Industry Loss Warranties	$509,939
		Reinsurance Sidecars - 1.6%
		Multiperil - U.S. - 0.3%
	3,900,000+(a)(h)	Carnoustie Re 2015, 7/1/20	$12,480
	2,600,000+(a)(h)	Carnoustie Re 2016, 11/30/20	70,200
	800,000+(a)(h)	Carnoustie Re 2017, 11/30/21	108,680
	250,000+(h)	Carnoustie Re 2018, 12/31/21	2,800
	1,000,000+(a)(i)	Harambee Re 2018, 12/31/21	65,000
	695,349+(a)(i)	Harambee Re 2019, 12/31/22	772,185
			$1,031,345
		Multiperil - Worldwide - 1.3%
	250,000+(a)(h)	Alturas Re 2019-2, 3/10/22	$273,425
	1,300,000+(a)(h)	Arlington Re 2015, 2/1/21	63,180
	490,000+(a)(h)	Bantry Re 2016, 3/31/20	39,494
	300,000+(a)(h)	Bantry Re 2017, 3/31/20	70,830
	250,000+(a)(h)	Bantry Re 2018, 12/31/21	2,850
	250,000+(a)(h)	Bantry Re 2019, 12/31/22	264,650
	1,422,258+(a)(h)	Berwick Re 2018-1, 12/31/21	173,089
	556,791+(a)(h)	Berwick Re 2019-1, 12/31/22	579,850
	250,000+(a)(i)	Blue Lotus Re 2018, 12/31/21	274,425
	22,500+(h)	Eden Re II, 3/22/22 (144A)	25,349
	12,500+(h)	Eden Re II, 3/22/22 (144A)	16,413
	1,600,000+(h)	Gleneagles Re 2016, 11/30/20	49,920
	250,000+(a)(h)	Gleneagles Re 2018, 12/31/21	29,575
	8,000+(h)	Limestone Re, 3/1/22	17,541
	450,000+(a)(i)	Lorenz Re 2018, 7/1/21	45,675
	231,508+(a)(i)	Lorenz Re 2019, 6/30/22	204,792
	600,000+(a)(h)	Merion Re 2018-2, 12/31/21	616,920
	3,900,000+(h)	Pangaea Re 2015-1, 2/28/20	5,102
	3,500,000+(h)	Pangaea Re 2016-1, 11/30/20	7,769
	1,000,000+(h)	Pangaea Re 2016-2, 11/30/20	2,976
	300,000+(a)(h)	Pangaea Re 2018-1, 12/31/21	17,640
	300,000+(a)(h)	Pangaea Re 2018-3, 7/1/22	6,223
	245,774+(a)(h)	Pangaea Re 2019-1, 2/1/23	5,121
	220,594+(a)(h)	Pangaea Re 2019-3, 7/1/23	214,572
	500,000+(a)(h)	St. Andrews Re 2017-1, 2/1/21	33,900
	521,395+(a)(h)	St. Andrews Re 2017-4, 6/1/20	51,305
	250,000+(a)(i)	Thopas Re 2018, 12/31/21	18,525
	250,000+(a)(i)	Thopas Re 2019, 12/31/22	251,550
	600,000+(a)(h)	Versutus Re 2017, 11/30/21	10,200
	300,000+(a)(h)	Versutus Re 2018, 12/31/21	–
	264,763+(h)	Versutus Re 2019-A, 12/31/21	23,140
	35,236+(h)	Versutus Re 2019-B, 12/31/21	3,080
	250,000+(a)(i)	Viribus Re 2018, 12/31/21	13,825
	106,153+(a)(i)	Viribus Re 2019, 12/31/22	131,067
	253,645+(a)(h)	Woburn Re 2018, 12/31/21	50,780
	Face Amount USD ($)		Value
		Multiperil - Worldwide - (continued)
	244,914+(a)(h)	Woburn Re 2019, 12/31/22	$253,363
			$3,848,116
		Total Reinsurance Sidecars	$4,879,461
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $11,973,078)	$11,118,219
	Principal Amount USD ($)		Value
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 3.5% of Net Assets*(d)
		Beverage, Food & Tobacco - 0.2%
	520,000(j)	Froneri International Plc, Term Loan, 1/29/27	$521,950
		Total Beverage, Food & Tobacco	$521,950
		Diversified & Conglomerate Service - 0.6%
	839,375	DynCorp International, Inc., Term Loan, 7.67% (LIBOR + 600 bps), 8/18/25	$830,981
	1,084,000	Team Health Holdings, Inc., Initial Term Loan, 4.395% (LIBOR + 275 bps), 2/6/24	867,878
		Total Diversified & Conglomerate Service	$1,698,859
		Healthcare, Education & Childcare - 0.6%
	831,250	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.145% (LIBOR + 450 bps), 10/24/23	$802,157
	1,029,546	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 8.25% (PRIME + 350 bps), 11/16/25	1,036,463
		Total Healthcare, Education & Childcare	$1,838,620
		Machinery - 0.5%
	1,583,065	Shape Technologies Group, Inc., Initial Term Loan, 4.806% (LIBOR + 300 bps), 4/21/25	$1,448,505
		Total Machinery	$1,448,505
		Media - 0.3%
	822,938	Diamond Sports Group LLC, Term Loan, 4.91% (LIBOR + 325 bps), 8/24/26	$821,909
		Total Media	$821,909
		Metals & Mining - 0.4%
	1,379,000	Aleris International, Inc., Initial Term Loan, 6.395% (LIBOR + 475 bps), 2/27/23	$1,382,017
		Total Metals & Mining	$1,382,017
		Securities & Trusts - 0.4%
	1,030,100	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25	$1,081,605
		Total Securities & Trusts	$1,081,605
		Telecommunications - 0.5%
	1,655,850	Commscope, Inc., Initial Term Loan, 4.895% (LIBOR + 325 bps), 4/6/26	$1,660,809
		Total Telecommunications	$1,660,809
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $10,360,197)	$10,454,274
		U.S. GOVERNMENT AND AGENCY OBLIGATION - 3.0% of Net Assets
	9,000,000(d)	U.S. Treasury Floating Rate Notes, 1.836% (3 Month U.S. Treasury Bill Money Market Yield + 30 bps), 10/31/21	$9,026,582
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
		(Cost $9,017,737)	$9,026,582
	Shares		Value
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		Oil, Gas & Consumable Fuels - 0.0%†
	7,774^(a)(l)	Amplify Energy Corp., 4/21/20	$–
	318,254(a)(k)	ANR, Inc., 3/31/23	2,832
	61(a)(m)	Contura Energy, Inc., 7/26/23	49
		Total Oil, Gas & Consumable Fuels	$2,881
		TOTAL RIGHTS/WARRANTS
		(Cost $36,833)	$2,881

Number of Contracts	Description	Counterparty	Notional		Strike Price		Expiration Date	Value
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%†
297,012^(n)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	–(p)	10/23/22	$–
297,012^(o)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	–(p)	10/23/22	–
								$–
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $0)							$–
	OVER THE COUNTER (OTC) CURRENCY PUT OPTION PURCHASED - 0.0%†
10,940,000	Put EUR Call USD	Bank of America NA	EUR	116,141	EUR	1.10	4/29/20	$42,912
	TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTION PURCHASED
	(Premiums paid $116,141)							$42,912
	TOTAL OPTIONS PURCHASED
	(Premiums paid $116,141)							$42,912
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.9%
	(Cost $306,353,970)							$297,567,523

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CURRENCY CALL OPTION WRITTEN - (0.0)%†
(10,940,000)	Call EUR Put USD	Bank of America NA	EUR	116,141	EUR	1.21	4/29/20	$(625)
	TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTION WRITTEN
	(Premiums received $(116,141))							$(625)
	OTHER ASSETS AND LIABILITIES - 0.1%							$122,893
	NET ASSETS - 100.0%							$297,689,791

BADLARPP	Argentine Deposit Rate Badlar Private Banks 30 – 35 Days.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2020, the value of these securities amounted to $209,604,726, or 70.4% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2020.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2020.
(d)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2020.
(e)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Securities are restricted as to resale.
(h)	Issued as participation notes.
(i)	Issued as preference shares.
(j)	This term loan will settle after January 31, 2020, at which time the interest rate will be determined.
(k)	ANR, Inc. warrants are exercisable into 318,254 shares.
(l)	Amplify Energy Corp. warrants are exercisable into 7,774 shares.
(m)	Contura Energy, Inc. warrants are exercisable into 61 shares.
(n)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(o)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.0 Billion.
(p)	Strike price is 1 Mexican Peso (MXN).

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,851,604	USD	(5,359,128)	JPMorgan Chase Bank NA	2/26/20	$26,864
NOK	20,938,362	EUR	(2,074,594)	JPMorgan Chase Bank NA	3/2/20	(26,304)
USD	6,622,173	EUR	(5,925,000)	State Street Bank & Trust Co.	2/26/20	44,555
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$45,115

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Market Value
1,306,650	Markit CDX North America High Yield Index Series 25	Receive	5.00%	12/20/20	$(6,170)	$40,800	$34,630
3,111,400	Markit CDX North America High Yield Index Series 26	Receive	5.00%	6/20/21	217,084	(94,542)	122,542
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION					$210,914	$(53,742)	$157,172

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
690,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$ (77,625)	$(155,651)	$(233,276)
415,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(50,838)	(89,466)	(140,304)
650,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(79,625)	(140,128)	(219,753)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(208,088)	$(385,245)	$(593,333)
TOTAL SWAP CONTRACTS						$ 2,826	$(438,987)	$(436,161)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
DOP	-	Dominican Republic peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
NOK	-	Norwegian Krone

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Oil, Gas & Consumable Fuels	$135	$860,272	$–	$860,407
Paper & Forest Products	–	13,784	–	13,784
All Other Common Stocks	70,949	–	–	70,949
Convertible Preferred Stock	1,004,614	–	–	1,004,614
Asset Backed Security	–	472,325	–	472,325
Collateralized Mortgage Obligation	–	813,209	–	813,209
Convertible Corporate Bonds	–	3,091,935	–	3,091,935
Corporate Bonds	–	235,391,741	–	235,391,741
Foreign Government Bonds	–	25,203,691	–	25,203,691
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - U.S.	–	–	300	300
Multiperil - Worldwide	–	–	1,861,917	1,861,917
Windstorm - Florida	–	–	271,359	271,359
Windstorm - U.S. Regional	–	–	7,350	7,350
Industry Loss Warranties
Multiperil - U.S.	–	–	509,939	509,939
Reinsurance Sidecars
Multiperil - U.S.	–	–	1,031,345	1,031,345
Multiperil - Worldwide	–	–	3,848,116	3,848,116
All Other Insurance-Linked Securities	–	3,587,893	–	3,587,893
Senior Secured Floating Rate Loan Interests	–	10,454,274	–	10,454,274
U.S. Government and Agency Obligation	–	9,026,582	–	9,026,582
Rights/Warrants	–	2,881	–	2,881
Over The Counter (OTC) Call Option Purchased	–	– *	–	– *
Over The Counter (OTC) Currency Put Option Purchased	–	42,912	–	42,912
Total Investments in Securities	$1,075,698	$288,961,499	$7,530,326	$297,567,523
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$–	$(625)	$–	$(625)
Net unrealized appreciation on forward foreign currency exchange contracts	–	45,115	–	45,115
Swap contracts, at value	–	(436,161)	–	(436,161)
Total Other Financial Instruments	$–	$(391,671)	$–	$(391,671)

* Security valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Insurance-Linked Securities	Total
Balance as of 10/31/19	$860,272	$8,606,139	$9,466,411
Realized gain (loss)	--	--	--
Change in unrealized appreciation (depreciation)	--	19,272	19,272
Accrued discounts/premiums	--	--	--
Purchases	--	--	--
Sales	--	(1,095,085)	(1,095,085)
Transfers in to Level 3*	--	--	–
Transfers out of Level 3*	(860,272)	--	(860,272)
Balance as of 1/31/20	$--	$7,530,326	$7,530,326

*
Transfers are calculated on the beginning of period values. For the three months ended January 31, 2020, an investment having a value of $860,272 was transferred out of Level 3 to Level 2, as there were observable inputs available to determine its value. There were no other transfers between Level 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2020: $41,372.